LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM INVESTMENTS
Schedule of other equity investments

	December 31, 2017	December 31, 2018
	RMB	RMB
Beijing Empower Education Online Co., Ltd.	38,000,000	38,000,000
ApplySquare Education & Technology Co., Ltd.	19,721,700	22,471,700
Beijing GlobalWisdom Information Technology Co., Ltd.	12,300,000	5,919,198
Total other equity investments	70,021,700	66,390,898